Shareholder Report, Holdings (Details) - C000274034	May 31, 2026
24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.20%
6770620 | SoftBank Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BYPBS67 | ArcelorMittal S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
934550203 | Warner Music Group Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
5505072 | Kering S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BP9DL90 | Industria de Diseno Textil S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%